Schedule I Condensed Financial Information of Parent Company (Details) - Schedule I Condensed Financial Information of Parent Company Statements of Comprehensive Loss - Parent Company [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
Net loss	$ (33,625)	$ (57,540)	$ (54,892)
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment	16,622	(3,965)	(30,088)
Total comprehensive loss	$ (17,003)	$ (61,505)	$ (84,980)